Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2017
Disclosure Of Intangible Assets [Abstract]
Goodwill and Intangible Assets
15.	Goodwill and Intangible Assets

Changes in goodwill and intangible assets for the years ended December 31, 2017 and 2016 are as follows:

		Intangible Assets with Finite Life
	Intangible Asset with Indefinite Life Trademark	Franchise	Customer List	Spectrum	Licenses	Others	Total Intangible Assets with Finite Life	Total Intangible Assets	Goodwill	Total Goodwill and Intangible Assets
	(in million pesos)
December 31, 2017
Costs:
Balance at beginning of the year	4,505	3,016	4,726	1,205	1,079	1,379	11,405	15,910	63,058	78,968
Additions	—	—	—	—	—	138	138	138	—	138
Translation and other adjustments	—	—	—	—	—	45	45	45	—	45
Balance at end of the year	4,505	3,016	4,726	1,205	1,079	1,562	11,588	16,093	63,058	79,151
Accumulated amortization and impairment:
Balance at beginning of the year	—	961	2,769	991	1,037	1,251	7,009	7,009	1,679	8,688
Amortization during the year (Notes 4 and 5)	—	186	511	80	7	51	835	835	—	835
Translation and other adjustments	—	—	—	—	—	45	45	45	—	45
Balance at end of the year	—	1,147	3,280	1,071	1,044	1,347	7,889	7,889	1,679	9,568
Net balance at end of the year	4,505	1,869	1,446	134	35	215	3,699	8,204	61,379	69,583
Estimated useful lives (in years)	—	16	2 – 9	15	18	1 – 10	—	—	—	—
Remaining useful lives (in years)	—	10	1 – 3	2	5	5 – 9	—	—	—	—
December 31, 2016
Costs:
Balance at beginning of the year	4,505	3,016	4,726	1,205	1,079	1,189	11,215	15,720	63,092	78,812
Additions	—	—	—	—	—	175	175	175	—	175
Business combination	—	—	—	—	—	—	—	—	(34)	(34)
Translation and other adjustments	—	—	—	—	—	15	15	15	—	15
Balance at end of the year	4,505	3,016	4,726	1,205	1,079	1,379	11,405	15,910	63,058	78,968
Accumulated amortization and impairment:
Balance at beginning of the year	—	775	2,258	911	924	1,128	5,996	5,996	699	6,695
Impairment during the year (Note 5)	—	—	—	—	—	58	58	58	980	1,038
Amortization during the year (Notes 4 and 5)	—	186	511	80	113	39	929	929	—	929
Translation and other adjustments	—	—	—	—	—	26	26	26	—	26
Balance at end of the year	—	961	2,769	991	1,037	1,251	7,009	7,009	1,679	8,688
Net balance at end of the year	4,505	2,055	1,957	214	42	128	4,396	8,901	61,379	70,280
Esimated useful lives (in years)	—	16	2 – 9	15	18	1 – 10	—	—	—	—
Remaining useful lives (in years)	—	11	2 – 4	3	6	5 – 10	—	—	—	—

The consolidated goodwill and intangible assets of our reportable segments as at December 31, 2017 and 2016 are as follows:

	2017			2016
	Wireless	Fixed Line	Total	Wireless	Fixed Line	Total
	(in million pesos)
Trademark	4,505	—	4,505	4,505	—	4,505
Franchise	1,869	—	1,869	2,055	—	2,055
Customer list	1,446	—	1,446	1,957	—	1,957
Spectrum	134	—	134	214	—	214
Licenses	35	—	35	42	—	42
Others	215	—	215	128	—	128
Total intangible assets	8,204	—	8,204	8,901	—	8,901
Goodwill	56,571	4,808	61,379	56,571	4,808	61,379
Total goodwill and intangible assets	64,775	4,808	69,583	65,472	4,808	70,280

Intangible Assets

Intangible asset with indefinite life as at December 31, 2017 and 2016 pertains to the “Sun Cellular” trademark of DMPI, resulting from PLDT’s acquisition of Digitel in 2011.  PLDT intends to continue using the “Sun Cellular” brand to cater to a specific market segment.  As such, the “Sun Cellular” trademark is viewed to have an indefinite useful life.

Smart’s licensing agreements with various music companies, which grant Smart a right to sell the digital products of the music companies (including through downloading and streaming), were capitalized as intangible assets and amortized accordingly.

PayMaya and Voyager continuously improve their existing products and services through regular technological developments and upgrades to their platforms.  Accumulated costs related to such activities are capitalized as intangible assets.

The consolidated future amortization of intangible assets as at December 31, 2017 is as follows:

Year	(in million pesos)
2018	856
2019	826
2020	680
2021	211
2022 and onwards	5,631
8,204

Impairment Testing of Goodwill and Intangible Asset with Indefinite Useful Life

The organizational structure of PLDT and its subsidiaries is designed to monitor financial operations based on fixed line and wireless segmentation. Management provides guidelines and decisions on resource allocation, such as continuing or disposing of asset and operations by evaluating the performance of each segment through review and analysis of available financial information on the fixed line and wireless segments.  As at December 31, 2017, the PLDT Group’s goodwill comprised of goodwill resulting from acquisition of PLDT’s additional investment in PG1 in 2014, ePLDT’s acquisition of IPCDSI in 2012, PLDT’s acquisition of Digitel in 2011, ePLDT’s acquisition of ePDS in 2011, Smart’s acquisition of PDSI and Chikka in 2009, SBI’s acquisition of Airborne Access Corporation in 2008, and Smart’s acquisition of SBI in 2004.  The test for recoverability of PLDT’s, Smart’s and Voyager’s goodwill and intangible assets was applied to the Fixed Line, Wireless and Voyager asset groups, respectively, which represent the lowest level within our business at which we monitor goodwill.

Although revenue streams may be segregated among the companies within the PLDT Group, the cost items and cash flows are difficult to carve out due largely to the significant portion of shared and common used network/platform.  The same is true for Sun, wherein Smart 2G/3G network, cellular base stations and fiber optic backbone are shared for areas where Sun has limited connectivity and facilities.  On the other hand, PLDT has the largest fixed line network in the Philippines.  PLDT’s transport facilities are installed nationwide to cover both domestic and international IP backbone to route and transmit IP traffic generated by the customers.  In the same manner, PLDT has the most Internet Gateway facilities which are composed of high capacity IP routers and switches that serve as the main gateway of the Philippines to the Internet connecting to the World Wide Web.  With PLDT’s network coverage, other fixed line subsidiaries share the same facilities to leverage on a Group perspective.

Because of the significant common use of network facilities among fixed line and wireless companies within the Group, management deems that the Wireless and Fixed Line units are considered the lowest CGUs for impairment test of goodwill until 2014.

In 2015, subsequent to the decision of Management to consolidate the various digital businesses under Voyager and assign a separate management from wireless business, the Voyager unit has been considered as a CGU separate from the Wireless unit.  As a result, goodwill amounting to Php980 million was allocated to Voyager CGU.

The Wireless, Fixed Line and Voyager units are the lowest CGUs to which goodwill is to be allocated given that the Fixed Line, Wireless and Voyager operations generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets.  The Voyager unit is still within the wireless operating segment for purposes of segment reporting and monitoring.

The recoverable amount of the Wireless, Fixed Line and Voyager CGUs had been determined using the value in use approach calculated using cash flow projections based on the financial budgets approved by the Board of Directors.  The pre-tax discount rates applied to cash flow projections are 8.3% for the Wireless and Fixed Line CGUs, and 12.0% for the Voyager CGUs.  Cash flows beyond the projection period are determined using a 3.0% growth rate for the Wireless and Fixed Line CGUs, which is the same as the long-term average growth rate for the telecommunications industry, while for the Voyager CGU, a 5.0% growth rate was used.  Other key assumptions used in the cash flow projections include revenue growth, operating margin and capital expenditures.

Based on the assessment of the value in use of the Wireless and Fixed Line CGUs, the recoverable amount of the Wireless and Fixed Line CGUs exceeded their carrying amounts, hence, no impairment was recognized as at December 31, 2017 and 2016 in relation to goodwill.

With regard to the assessment of value in use for Wireless and Fixed Line CGUs, management believes that no reasonable possible changes in any of the above key assumptions would cause the carrying value of the unit to materially exceed its recoverable amount.

In December 2016, based on the assessment of the Voyager CGU’s recoverable amount compared with the carrying amount of the Voyager CGU’s net assets, we have recognized total impairment loss amounting to Php980 million and, consequently, any adverse change in a key assumption would result in a further impairment loss.